Subsequent Events - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands					12 Months Ended		15 Months Ended
	Mar. 01, 2024	Feb. 01, 2024	Jan. 01, 2024	Oct. 06, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Feb. 27, 2024	Feb. 09, 2024	Jan. 30, 2023
Subsequent Event [Line Items]
Total commitments					$ 1,800,000	$ 625,000	$ 1,800,000
Class I Shares
Subsequent Event [Line Items]
Aggregate amount						$ 148,173
Seed Investment Agreements
Subsequent Event [Line Items]
Aggregate amount					$ 698,925		$ 847,098
Seed Investment Agreements | Class I Shares
Subsequent Event [Line Items]
Number of shares issued (in shares)				1,000	32,402	5,927	26,476
Offering price per share (in dollars per share)										$ 25.00
Subsequent Event
Subsequent Event [Line Items]
Number of business days	20 days
Subsequent Event | Seed Investment Agreements
Subsequent Event [Line Items]
Number of shares issued (in shares)		6,934,000	6,380,000
Aggregate amount	$ 221,903	$ 188,403	$ 173,660
Subsequent Event | Seed Investment Agreements | Class I Shares
Subsequent Event [Line Items]
Number of shares issued (in shares)		5,064,000	4,499,000
Offering price per share (in dollars per share)		$ 27.17	$ 27.22
Subsequent Event | Seed Investment Agreements | Class S Shares
Subsequent Event [Line Items]
Number of shares issued (in shares)		1,746,000	1,431,000
Offering price per share (in dollars per share)		$ 27.17	$ 27.22
Subsequent Event | Seed Investment Agreements | Class D Shares
Subsequent Event [Line Items]
Number of shares issued (in shares)		124,000	450,000
Offering price per share (in dollars per share)		$ 27.17	$ 27.22
SG Funding Facility | Line of Credit
Subsequent Event [Line Items]
Total commitments					$ 1,000,000	$ 0	$ 1,000,000
SG Funding Facility | Line of Credit | Revolving Credit Facility
Subsequent Event [Line Items]
Maximum borrowing capacity					$ 1,000,000		$ 1,000,000
SG Funding Facility | Line of Credit | Subsequent Event | Revolving Credit Facility
Subsequent Event [Line Items]
Maximum borrowing capacity								$ 1,400,000	$ 1,200,000
Scotiabank Funding Facility | Subsequent Event | Revolving Credit Facility
Subsequent Event [Line Items]
Commitment fee percentage on unused portion	0.50%
Scotiabank Funding Facility | Subsequent Event | Revolving Credit Facility | SOFR, During Reinvestment Period
Subsequent Event [Line Items]
Interest rate spread	2.40%
Scotiabank Funding Facility | Subsequent Event | Revolving Credit Facility | SOFR, After Reinvestment Period
Subsequent Event [Line Items]
Interest rate spread	2.70%
Scotiabank Funding Facility | Line of Credit | Subsequent Event | Revolving Credit Facility
Subsequent Event [Line Items]
Maximum borrowing capacity	$ 750,000
Available borrowing capacity	$ 500,000